Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holiday (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Aggregate dollar effect	$ (3,856)	$ (3,776)	$ (4,102)
Per share effect- - basic	$ (0.01)	$ (0.01)	$ (0.01)
Per share effect- - diluted	$ (0.01)	$ (0.01)	$ (0.01)